Risk Report - Asset Quality - Financial Assets at amortized cost by Rating Class (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Total [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	€ 699,393	€ 680,328
Allowance for Credit Losses	4,946	4,093
Total [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	651,637	645,967
Allowance for Credit Losses	544	549
Total [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	35,372	24,680
Allowance for Credit Losses	648	492
Total [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	10,655	7,531
Allowance for Credit Losses	3,614	3,015
Total [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	1,729	2,150
Allowance for Credit Losses	139	36
iAAA-iAA [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	225,764	209,992
Allowance for Credit Losses	1	2
iAAA-iAA [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	225,226	209,611
Allowance for Credit Losses	1	2
iAAA-iAA [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	538	380
Allowance for Credit Losses	0	0
iAAA-iAA [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iAAA-iAA [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iA [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	88,983	93,357
Allowance for Credit Losses	5	7
iA [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	88,250	93,098
Allowance for Credit Losses	5	7
iA [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	734	259
Allowance for Credit Losses	0	0
iA [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iA [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iBBB [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	153,181	152,135
Allowance for Credit Losses	52	46
iBBB [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	150,519	150,213
Allowance for Credit Losses	43	39
iBBB [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	2,662	1,922
Allowance for Credit Losses	9	7
iBBB [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iBBB [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iBB [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	158,592	153,351
Allowance for Credit Losses	279	249
iBB [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	146,701	146,655
Allowance for Credit Losses	202	191
iBB [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	11,891	6,695
Allowance for Credit Losses	76	58
iBB [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	1
Allowance for Credit Losses	0	0
iBB [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iB [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	49,841	51,122
Allowance for Credit Losses	492	455
iB [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	36,167	40,495
Allowance for Credit Losses	240	263
iB [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	13,674	10,625
Allowance for Credit Losses	251	192
iB [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	1
Allowance for Credit Losses	0	0
iB [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	1
Allowance for Credit Losses	0	0
iCCC and below [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	23,032	20,371
Allowance for Credit Losses	4,117	3,335
iCCC and below [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	4,774	5,894
Allowance for Credit Losses	54	49
iCCC and below [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	5,874	4,799
Allowance for Credit Losses	310	236
iCCC and below [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	10,655	7,529
Allowance for Credit Losses	3,614	3,015
iCCC and below [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	1,729	2,149
Allowance for Credit Losses	€ 139	€ 36